Short-Term Borrowings	6 Months Ended
Jun. 30, 2012
Short-Term Borrowings [Text Block]
4—SHORT-TERM BORROWINGS

As of June 30, 2012, short-term borrowings consist of €786 thousand of account receivables factored and for which the Company is supporting the risk of non-collection and loans in euros amounting to €1,000 thousand with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 19, 2012	Euribor + 0,5%